Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

14. Cash and cash equivalents

	At December 31,
	2017	2016
	€m	€m
Cash at bank and in hand	567	733
Short term bank deposits	108	16
Restricted cash	11	27
	686	776

Within cash and cash equivalents, the Group had €11 million of restricted cash at December 31, 2017 (2016: €27 million), which includes bank guarantees, in the United States and early retirement plans in Germany.